UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Palisades Investment Partners, LLC
Address    1299 Ocean Avenue, Second Floor
           Santa Monica, CA 90401


Form 13F File Number:    028-12995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Quinn R. Stills
Title   Chairman
Phone   (310) 656-6300

Signature, Place, and Date of Signing:

/s/ Quinn R. Stills       Santa Monica, Ca       04/18/2013
-------------------       ----------------       ----------
[Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      72
Form 13F Information Table Value Total:      95,761  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AARONS INC                     COM PAR $0.50    002535300     1552     54100 SH       Sole                   37800      0      16300
ALCOA INC                      COM              013817101      607     71300 SH       Sole                   50200      0      21100
AMERICAN INTL GROUP INC        COM NEW          026874784     3179     81900 SH       Sole                   56700      0      25200
AMERICAN WTR WKS CO INC NEW    COM              030420103     1007     24300 SH       Sole                   16900      0       7400
AMSURG CORP                    COM              03232P405      575     17100 SH       Sole                   12200      0       4900
AT&T INC                       COM              00206R102     2491     67900 SH       Sole                   47500      0      20400
AVERY DENNISON CORP            COM              053611109      913     21200 SH       Sole                   14800      0       6400
BANK OF AMERICA CORPORATION    COM              060505104     1614    132500 SH       Sole                   91900      0      40600
BB&T CORP                      COM              054937107      942     30000 SH       Sole                   21100      0       8900
BLOOMIN BRANDS INC             COM              094235108      545     30500 SH       Sole                   21000      0       9500
CAPITALSOURCE INC              COM              14055X102     1268    131800 SH       Sole                   92400      0      39400
CAREFUSION CORP                COM              14170T101     1589     45400 SH       Sole                   32000      0      13400
CELGENE CORP                   COM              151020104     2504     21600 SH       Sole                   15000      0       6600
CHEVRON CORP NEW               COM              166764100     3683     31000 SH       Sole                   21800      0       9200
CISCO SYS INC                  COM              17275R102     1164     55700 SH       Sole                   38900      0      16800
CIT GROUP INC                  COM NEW          125581801     1217     28000 SH       Sole                   19100      0       8900
CITIGROUP INC                  COM NEW          172967424     1929     43600 SH       Sole                   30600      0      13000
CNO FINL GROUP INC             COM              12621E103     2692    235100 SH       Sole                  164000      0      71100
COMCAST CORP NEW               CL A             20030N101     2649     63100 SH       Sole                   44400      0      18700
COVIDIEN PLC                   SHS              G2554F113      651      9600 SH       Sole                    7800      0       1800
CVS CAREMARK CORPORATION       COM              126650100     2662     48400 SH       Sole                   33900      0      14500
DENBURY RES INC                COM NEW          247916208      946     50700 SH       Sole                   35700      0      15000
DISNEY WALT CO                 COM DISNEY       254687106     2374     41800 SH       Sole                   29200      0      12600
EURONET WORLDWIDE INC          COM              298736109     1069     40600 SH       Sole                   29000      0      11600
EXPRESS SCRIPTS HLDG CO        COM              30219G108     1683     29200 SH       Sole                   20600      0       8600
EXXON MOBIL CORP               COM              30231G102     2204     24455 SH       Sole                   16900      0       7555
FIFTH THIRD BANCORP            COM              316773100     1396     85600 SH       Sole                   58900      0      26700
GANNETT INC                    COM              364730101      499     22800 SH       Sole                   16100      0       6700
GENERAL ELECTRIC CO            COM              369604103     3016    130450 SH       Sole                   91900      0      38550
GOLDMAN SACHS GROUP INC        COM              38141G104     1898     12900 SH       Sole                    9100      0       3800
GRAPHIC PACKAGING HLDG CO      COM              388689101      483     64500 SH       Sole                   45400      0      19100
INGERSOLL-RAND PLC             SHS              G47791101      523      9500 SH       Sole                    6700      0       2800
INTERNATIONAL BUSINESS MACHS   COM              459200101      949      4447 SH       Sole                    3100      0       1347
JOHNSON & JOHNSON              COM              478160104     2503     30700 SH       Sole                   21500      0       9200
JPMORGAN CHASE & CO            COM              46625H100     1218     25655 SH       Sole                   17500      0       8155
KELLOGG CO                     COM              487836108     1682     26100 SH       Sole                   18200      0       7900
KORN FERRY INTL                COM NEW          500643200      757     42400 SH       Sole                   29800      0      12600
LEGGETT & PLATT INC            COM              524660107      483     14300 SH       Sole                    9900      0       4400
LYONDELLBASELL INDUSTRIES NEW  SHA - A -        N53745100      949     15000 SH       Sole                   12300      0       2700
MARATHON PETE CORP             COM              56585A102      753      8400 SH       Sole                    5800      0       2600
MERCK & CO INC NEW             COM              58933Y105      535     12100 SH       Sole                    8000      0       4100
MONDELEZ INTL INC              CL A             609207105      817     26700 SH       Sole                   18800      0       7900
MORGAN STANLEY                 COM NEW          617446448     1235     56200 SH       Sole                   39600      0      16600
MOTOROLA SOLUTIONS INC         COM NEW          620076307     1185     18500 SH       Sole                   13100      0       5400
MYLAN INC                      COM              628530107      886     30600 SH       Sole                   21500      0       9100
MYRIAD GENETICS INC            COM              62855J104     1243     48900 SH       Sole                   33700      0      15200
NETAPP INC                     COM              64110D104      475     13900 SH       Sole                    9800      0       4100
NEWELL RUBBERMAID INC          COM              651229106     1114     42700 SH       Sole                   30500      0      12200
NEWS CORP                      CL A             65248E104      528     17300 SH       Sole                   12100      0       5200
OCEANEERING INTL INC           COM              675232102      491      7400 SH       Sole                    5200      0       2200
OMNICARE INC                   COM              681904108     2378     58411 SH       Sole                   40905      0      17506
PACKAGING CORP OF AMER         COM              695156109     1858     41400 SH       Sole                   29000      0      12400
PAREXEL INTL CORP              COM              699462107      870     22000 SH       Sole                   15100      0       6900
PENTAIR LTD                    SHS              H6169Q108      555     10529 SH       Sole                    8522      0       2007
QUANTA SVCS INC                COM              74762E102      454     15900 SH       Sole                   11200      0       4700
REGAL ENTMT GROUP              CL A             758766109     1302     78100 SH       Sole                   54400      0      23700
RENAISSANCERE HOLDINGS LTD     COM              G7496G103     1536     16700 SH       Sole                   13700      0       3000
SIRIUS XM RADIO INC            COM              82967N108      669    217300 SH       Sole                  153100      0      64200
SKYWORKS SOLUTIONS INC         COM              83088M102     1108     50300 SH       Sole                   36100      0      14200
STATE STR CORP                 COM              857477103      573      9700 SH       Sole                    6500      0       3200
SUNTRUST BKS INC               COM              867914103      570     19800 SH       Sole                   13700      0       6100
TARGET CORP                    COM              87612E106     1013     14800 SH       Sole                   10400      0       4400
TD AMERITRADE HLDG CORP        COM              87236Y108      466     22600 SH       Sole                   15900      0       6700
TUPPERWARE BRANDS CORP         COM              899896104      556      6800 SH       Sole                    4800      0       2000
TYCO INTERNATIONAL LTD         SHS              H89128104      976     30500 SH       Sole                   25200      0       5300
UNITED TECHNOLGIES CORP        COM              913017109     2037     21801 SH       Sole                   15100      0       6701
UNITEDHEALTH GROUP INC         COM              91324P102     1518     26540 SH       Sole                   18200      0       8340
WELLS FARGO & CO NEW           COM              949746101     3083     83340 SH       Sole                   58390      0      24950
YAHOO INC                      COM              984332106     1108     47100 SH       Sole                   33600      0      13500
ZIMMER HOLDINGS INC            COM              98956P102     1429     19000 SH       Sole                   13000      0       6000
ZIONS BANCORPORATION           COM              989701107     1897     75900 SH       Sole                   52400      0      23500
ZYNGA INC                      CL A             98986T108      479    142500 SH       Sole                  100400      0      42100